Share Based Compensation (Details)											6 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($) $ / shares shares	Aug. 03, 2023 shares	Aug. 03, 2022 shares	Jun. 30, 2022 $ / shares shares	Jul. 31, 2017 $ / shares shares	Jul. 31, 2017 ¥ / shares shares	Oct. 18, 2016 shares	Oct. 17, 2016 shares	Apr. 21, 2016 shares	Aug. 31, 2014 shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 shares	Sep. 30, 2023 $ / shares shares	Sep. 30, 2023 $ / shares ¥ / shares shares	Sep. 30, 2021 shares	Jun. 06, 2024 $ / shares shares	May 20, 2024 $ / shares	Nov. 18, 2022 shares	Jun. 24, 2022 shares	Jul. 31, 2018 shares
Share Based Compensation [Line Items]
Share options granted, exercise price per share | $ / shares											$ 0.02
Percentage of total exercised ordinary shares											25.00%
Number of options, vested or expected to vest											4,128,005,400
Share based compensation stock options outstanding number											3,410,000,000
Share issued																6,142,789,000,000
Ordinary shares, par value (in Dollars per share) | $ / shares																$ 0.0000001	$ 0.0000001
Share-Based Payment Arrangement, Option, Exercise Price Range, Outstanding, Weighted Average Remaining Contractual Term											3 years 10 months 2 days
Recognized share based Compensation											1,531	2,307
Unrecognized compensation expenses (in Dollars) | $	$ 1,983
Yijia Inc [Member]
Share Based Compensation [Line Items]
Shares reserved					86,000,000	86,000,000														86,000,000
2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Percentage of maximum number of shares issued											10.00%
Stock options, grant date fair value (in Dollars per share) | $ / shares				$ 0.0363425
2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Percentage of total outstanding share capital											8.80%
Percentage of voting power											49.10%
Stock Option A [Member]
Share Based Compensation [Line Items]
Exercise of share-based compensation, shares															0
Number of options, vested or expected to vest	1,025,000,000										1,025,000,000		1,025,000,000	1,025,000,000
Weighted average intrinsic value of share options
Stock Option B [Member]
Share Based Compensation [Line Items]
Weighted average intrinsic value of share options
Compensation expenses for shares granted (in Dollars) | $
Share based compensation stock options outstanding number	2,385,000,000										2,385,000,000		2,385,000,000	2,385,000,000
Share-Based Payment Arrangement, Option [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Stock options vested		359,000,000	359,000,000
Restricted Stock Units [Member]
Share Based Compensation [Line Items]
Unrecognized compensation expenses (in Dollars) | $
Chief Executive Officer [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Share options granted				7,200,000,000
Share options granted, exercise price per share | $ / shares
Stock options, grant date fair value (in Dollars per share) | $ / shares				$ 0.0363425
Chief Financial Officer [Member | Share-Based Payment Arrangement, Option [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Share options granted				5,036,000,000.000
Share options granted, exercise price per share | $ / shares
Exercise of share-based compensation, shares				4,318,000,000
Stock options vested		359,000,000	359,000,000
Class B Ordinary Shares
Share Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000001										$ 0.0000001		$ 0.0000001	$ 0.0000001			0.0000100
Class B Ordinary Shares | Yijia Inc [Member]
Share Based Compensation [Line Items]
Ordinary shares held and reserved																			7,520,000
Class B Ordinary Shares | 2022 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Maximum number of shares issued											250,000,000,000							250,000,000,000
Class B Ordinary Shares | Stock Option A [Member]
Share Based Compensation [Line Items]
Number of options , vested and exercisable	1,025,000,000												1,025,000,000	1,025,000,000
Class A Ordinary Shares
Share Based Compensation [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares	$ 0.0000001										$ 0.0000001		$ 0.0000001	$ 0.0000001		$ 0.0000001	$ 0.0000001
Class A Ordinary Shares | Stock Option B [Member]
Share Based Compensation [Line Items]
Share based compensation stock options outstanding number											2,385,000,000
Management Employees And Non Employees [Member] | Stock Option A [Member]
Share Based Compensation [Line Items]
Share options granted							26,860,000	26,860,000	26,860,000	26,860,000
Share options granted, exercise price per share | (per share)													$ 0.0031	$ 0.02
Share options granted, vesting percentage													50.00%	50.00%
Management And Employees [Member] | Stock Option B [Member]
Share Based Compensation [Line Items]
Share options granted					43,140,000	43,140,000
Share options granted, exercise price per share | (per share)					$ 0.0031	¥ 0.02
Consulting Company [Member] | Restricted Stock Units [Member] | 2019 Share Incentive Plan [Member]
Share Based Compensation [Line Items]
Restricted share units, issued													2,500,000,000	2,500,000,000
Restricted share units, measurement date fair value (in Dollars per share) | $ / shares													$ 0.0009